Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Key Inputs for the Valuation of the Warrant Obligation	Key inputs for the valuation of the warrant obligation upon issuance were as follows:

As of May 2, 2024
Exercise price in USD	$5.00
Share price in USD	$5.08
Risk-free interest rate	4.53%
Expected volatility (annualized)	71.77%
Expected term (years)	10
Dividend yield	—%
Black-Scholes value in USD	$4.06
The Company remeasures the fair value of the warrant obligation on a quarterly basis. Key inputs for the remeasurement of the warrant obligation as of December 31, 2024 were as follows:

As of December 31, 2024
Exercise price in USD	$5.00
Share price in USD	$3.07
Risk-free interest rate	4.51%
Expected volatility	72.52%
Expected term (years)	9.33
Dividend yield	—%
Black-Scholes value in USD	$2.22

Schedule of Allocation of the Loan Proceeds and Any Movements in the Liability	The following table presents the allocation of the loan proceeds and any movements in the liability for the year ended December 31, 2024, (in USD thousands):

Loan issuance amount	$15,000
Warrant obligation	(656)
Transaction costs	(1,070)
Initial loan amortized cost	13,274

Interest expense	1,290
Interest paid	(1,152)
Currency translation adjustments	(175)
Net amortized cost as of December 31, 2024	$13,237